Long-Term Debt (Schedule Of Long-Term Debt) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Long-term debt including current portion	€ 19,651	€ 20,266
Current portion	(4,332)	(15,950)
Long-term debt, noncurrent	15,319	4,316
Current portion	4,332	15,950
1.2-2.0%, Due 2012 - 2014 [Member] | Japan [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Long-term debt including current portion	17,764	16,606
Debt instrument, maturity year range, start	2012
Debt instrument, maturity year range, end	2014
4.5%, Due 2011 [Member] | Singapore [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Long-term debt including current portion		337
Debt instrument, interest rate	4.50%
Debt instrument, maturity year range, end	2011
2.1-2.2%, Due 2012 [Member] | Japan [Member] | Mortgage Loans [Member]
Debt Instrument [Line Items]
Long-term debt including current portion	1,746	2,898
Debt instrument, maturity date	2012
1.8%, Due 2012 [Member] | Japan [Member] | Capital Lease Commitments [Member]
Debt Instrument [Line Items]
Long-term debt including current portion	€ 141	€ 425
Debt instrument, interest rate	1.80%
Debt instrument, maturity date	2012
Maximum [Member] | 1.2-2.0%, Due 2012 - 2014 [Member] | Japan [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	2.00%
Maximum [Member] | 2.1-2.2%, Due 2012 [Member] | Japan [Member] | Mortgage Loans [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	2.20%
Minimum [Member] | 1.2-2.0%, Due 2012 - 2014 [Member] | Japan [Member] | Term Loans [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	1.20%
Minimum [Member] | 2.1-2.2%, Due 2012 [Member] | Japan [Member] | Mortgage Loans [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate	2.10%